Related Party Transactions - Number of Share Options Activity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period	0	43	206
Share options exercised (in shares)	0	(34)	(20)
Share options expired/cancelled (in shares)	0	(9)	(143)
Number of share options outstanding in share-based payment arrangement at end of period	0	0	43
Share options exercisable (in shares)	0	0	43